Provisions - Cost of Benefit (Detail) - Long-term employee benefits [member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current services cost	$ 836	$ 866
Interest expense on obligation	561	621
Total	$ 1,397	$ 1,487